FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135
                                  ------------

                          TEMPLETON INSTITUTIONAL FUNDS
                     ----------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ----------------
Date of fiscal year end:   12/31
                          ------

Date of reporting period:   9/30/09
                           ---------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Institutional Funds
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                         INDUSTRY                    SHARES              VALUE
                                                            ---------------------------------   ----------------   ----------------
       COMMON STOCKS 88.4%
       ARGENTINA 0.4%
       Tenaris SA, ADR                                         Energy Equipment & Services               198,360   $      7,065,583
                                                                                                                   ----------------
       AUSTRIA 2.5%
       Erste Group Bank AG                                           Commercial Banks                    210,200          9,392,382
(a)    IMMOEAST AG                                               Real Estate Management &
                                                                       Development                       795,043          4,908,819
       OMV AG                                                  Oil, Gas & Consumable Fuels               417,979         16,860,297
       Raiffeisen International Bank Holding AG                      Commercial Banks                     64,055          4,176,113
(a)    Wienerberger AG                                              Building Products                    245,138          5,057,126
                                                                                                                   ----------------
                                                                                                                         40,394,737
                                                                                                                   ----------------
       BRAZIL 7.9%
       AES Tiete SA                                           Independent Power Producers &
                                                                      Energy Traders                   1,428,139         15,030,497
       Companhia de Bebidas das Americas (AmBev)                        Beverages                        445,799         31,823,918
       Itau Unibanco Holding SA, ADR                                 Commercial Banks                  1,779,294         35,852,774
       Natura Cosmeticos SA                                         Personal Products                  1,644,011         29,641,461
       Souza Cruz SA                                                     Tobacco                         430,819         15,124,432
                                                                                                                   ----------------
                                                                                                                        127,473,082
                                                                                                                   ----------------
       CHINA 12.0%
(a)    Aluminum Corp. of China Ltd., H                               Metals & Mining                  18,309,000         19,986,340
       Angang Steel Co. Ltd., H                                      Metals & Mining                   4,772,000          8,965,203
       China Coal Energy Co., H                                Oil, Gas & Consumable Fuels            14,520,000         18,997,781
       China Mobile Ltd.                                        Wireless Telecommunication
                                                                         Services                      2,277,000         22,211,768
       China Molybdenum Co. Ltd., H                                  Metals & Mining                   7,890,623          6,322,680
       China Petroleum and Chemical Corp., H                   Oil, Gas & Consumable Fuels             2,890,000          2,457,432
       China Shipping Development Co. Ltd., H                             Marine                       6,216,000          7,860,232
       CNOOC Ltd.                                              Oil, Gas & Consumable Fuels             7,358,000          9,892,950
       Denway Motors Ltd.                                              Automobiles                    30,365,858         13,517,704
(a)    Hidili Industry International Development Ltd.                Metals & Mining                  20,562,000         19,235,419
       Lonking Holdings Ltd.                                            Machinery                     10,478,000          6,002,880
       PetroChina Co. Ltd., H                                  Oil, Gas & Consumable Fuels            50,006,000         56,522,911
       Soho China Ltd.                                           Real Estate Management &
                                                                       Development                     5,748,500          3,078,229
                                                                                                                   ----------------
                                                                                                                        195,051,529
                                                                                                                   ----------------
       HONG KONG 1.7%
       Dairy Farm International Holdings Ltd.                    Food & Staples Retailing              2,370,519         14,175,704
(a)    GOME Electrical Appliances Holdings Ltd.                      Specialty Retail                 15,527,000          4,147,211
       VTech Holdings Ltd.                                       Communications Equipment              1,093,000          9,413,903
                                                                                                                   ----------------
                                                                                                                         27,736,818
                                                                                                                   ----------------
       HUNGARY 3.1%
(a)    MOL Hungarian Oil and Gas Nyrt.                         Oil, Gas & Consumable Fuels               102,883          8,589,651
(a)    OTP Bank Ltd.                                                 Commercial Banks                  1,488,110         42,453,916
                                                                                                                   ----------------
                                                                                                                         51,043,567
                                                                                                                   ----------------
       INDIA 10.1%
       GAIL India Ltd.                                                Gas Utilities                    1,953,038         14,680,005
       Grasim Industries Ltd.                                     Construction Materials                  29,702          1,722,542
       Hindalco Industries Ltd.                                      Metals & Mining                   6,488,182         17,513,402
       Infosys Technologies Ltd.                                       IT Services                       323,383         15,638,364
       National Aluminium Co. Ltd.                                   Metals & Mining                     755,329          5,505,745
       Oil & Natural Gas Corp. Ltd.                            Oil, Gas & Consumable Fuels             1,252,560         30,734,755
(a, b) Oil India Ltd., Reg S                                   Oil, Gas & Consumable Fuels                13,561            324,018
       Sesa Goa Ltd.                                                 Metals & Mining                   4,580,863         25,449,772
       Steel Authority of India Ltd.                                 Metals & Mining                   2,462,000          8,806,672
(c)    Tata Chemicals Ltd.                                              Chemicals                      1,412,362          8,314,103

       Tata Consultancy Services Ltd.                                  IT Services                     2,704,147         35,085,649
                                                                                                                   ----------------
                                                                                                                        163,775,027
                                                                                                                   ----------------
       INDONESIA 2.8%
       PT Astra International Tbk                                      Automobiles                     6,580,000         22,751,996
       PT Bank Central Asia Tbk                                      Commercial Banks                 21,720,500         10,415,481
       PT Telekomunikasi Indonesia, B                         Diversified Telecommunication
                                                                         Services                     13,349,000         11,971,887
                                                                                                                   ----------------
                                                                                                                         45,139,364
                                                                                                                   ----------------
       ISRAEL 0.7%
(a)    Taro Pharmaceutical Industries Ltd.                           Pharmaceuticals                   1,164,107         10,709,784
                                                                                                                   ----------------
       KUWAIT 0.1%
       National Mobile Telecommunications Co.                   Wireless Telecommunication
                                                                         Services                        195,000          1,034,014
                                                                                                                   ----------------
       Mexico 5.2%
       America Movil SAB de CV, L, ADR                          Wireless Telecommunication
                                                                         Services                        758,978         33,266,006
       Grupo Televisa SA                                                  Media                        4,506,635         16,674,608
       Kimberly Clark de Mexico SAB de CV, A                        Household Products                 4,992,980         20,719,540
       Telefonos de Mexico SAB de CV, L, ADR                  Diversified Telecommunication
                                                                         Services                        227,658          3,970,355
       Wal-Mart de Mexico SAB de CV, V                           Food & Staples Retailing              2,638,698          9,149,350
                                                                                                                   ----------------
                                                                                                                         83,779,859
                                                                                                                   ----------------
       PAKISTAN 1.7%
(a)    Faysal Bank Ltd.                                              Commercial Banks                     66,218             10,429
       MCB Bank Ltd.                                                 Commercial Banks                  4,841,586         12,837,552
       Oil & Gas Development Co. Ltd.                          Oil, Gas & Consumable Fuels             8,707,900         11,203,275
       Pakistan Telecommunications Corp., A                   Diversified Telecommunication
                                                                         Services                     16,402,633          3,955,958
                                                                                                                   ----------------
                                                                                                                         28,007,214
                                                                                                                   ----------------
       PERU 0.3%
       Credicorp Ltd.                                                Commercial Banks                     73,000          5,676,480
                                                                                                                   ----------------
       POLAND 0.1%
(a)    Polnord SA                                               Construction & Engineering                66,700            854,278
                                                                                                                   ----------------
       QATAR 0.7%
       Commercial Bank of Qatar                                      Commercial Banks                     87,224          1,916,274
       Qatar National Bank                                           Commercial Banks                    225,313          9,349,369
                                                                                                                   ----------------
                                                                                                                         11,265,643
                                                                                                                   ----------------
       RUSSIA 12.2%
(a)    Bank of Moscow                                                Commercial Banks                      9,358            220,954
       Gazprom, ADR                                            Oil, Gas & Consumable Fuels             1,303,100         30,805,284
       Gazprom, ADR (London Exchange)                          Oil, Gas & Consumable Fuels               590,600         13,737,356
       LUKOIL Holdings, ADR                                    Oil, Gas & Consumable Fuels               202,570         11,110,964
       LUKOIL Holdings, ADR (London Exchange)                  Oil, Gas & Consumable Fuels               625,550         33,904,810
(a)    Mining and Metallurgical Co. Norilsk Nickel, ADR              Metals & Mining                   1,752,900         21,911,250
       Mobile TeleSystems                                       Wireless Telecommunication
                                                                         Services                      1,464,400          9,899,966
       Mobile TeleSystems, ADR                                  Wireless Telecommunication
                                                                         Services                        337,400         16,286,298
       Rosneft Oil Co., GDR                                    Oil, Gas & Consumable Fuels               661,000          4,977,330
(a)    RusHydro                                                     Electric Utilities               132,678,421          4,608,532
(a)    RusHydro, ADR                                                Electric Utilities                   294,000          1,008,420
       Sberbank RF                                                   Commercial Banks                  8,535,150         16,984,948
       Sibirtelecom                                           Diversified Telecommunication
                                                                         Services                     48,595,208          1,653,950
       TNK-BP                                                  Oil, Gas & Consumable Fuels            12,656,073         20,819,240
(a, b) Uralkali, GDR, Reg S                                             Chemicals                        323,250          6,109,425
       Vsmpo-Avisma Corp.                                            Metals & Mining                       8,325            612,130
(a)    Wimm-Bill-Dann Foods                                           Food Products                      107,050          4,060,582
                                                                                                                   ----------------
                                                                                                                        198,711,439
                                                                                                                   ----------------
       SINGAPORE 0.5%
       Fraser and Neave Ltd.                                     Industrial Conglomerates              3,078,139          8,675,739
                                                                                                                   ----------------
       SOUTH AFRICA 5.3%
       Lewis Group Ltd.                                              Specialty Retail                  1,151,485          8,507,543
       MTN Group Ltd.                                           Wireless Telecommunication
                                                                         Services                        555,866          9,040,547
       Naspers Ltd., N                                                    Media                          580,001         19,821,431
       Pretoria Portland Cement Co. Ltd.                          Construction Materials                 116,473            525,722

       Remgro Ltd.                                            Diversified Financial Services           1,297,201         15,302,844
       Standard Bank Group Ltd.                                      Commercial Banks                  1,791,951         23,179,288
       Tiger Brands Ltd.                                              Food Products                      476,107          9,540,524
                                                                                                                   ----------------
                                                                                                                         85,917,899
                                                                                                                   ----------------
       SOUTH KOREA 6.9%
       CJ Internet Corp.                                                  Media                          182,284          2,014,188
       GS Engineering & Construction Corp.                      Construction & Engineering               228,060         17,872,616
       GS Holdings Corp.                                       Oil, Gas & Consumable Fuels               218,850          6,073,483
       Hyundai Development Co.                                  Construction & Engineering               255,620          9,299,223
       Kangwon Land Inc.                                      Hotels, Restaurants & Leisure              971,788         14,372,385
       Samsung Electronics Co. Ltd.                           Semiconductors & Semiconductor
                                                                        Equipment                         33,341         23,096,400
(a)    Shinhan Financial Group Co. Ltd.                              Commercial Banks                    476,005         19,015,924
       SK Energy Co. Ltd.                                      Oil, Gas & Consumable Fuels               188,062         20,140,937
                                                                                                                   ----------------
                                                                                                                        111,885,156
                                                                                                                   ----------------
       SWEDEN 1.2%
       Oriflame Cosmetics SA, SDR                                   Personal Products                    384,603         19,694,516
                                                                                                                   ----------------
       TAIWAN 2.4%
       MediaTek Inc.                                          Semiconductors & Semiconductor
                                                                        Equipment                        238,085          3,988,547
       President Chain Store Corp.                               Food & Staples Retailing             10,036,571         24,718,918
       Siliconware Precision Industries Co.                   Semiconductors & Semiconductor
                                                                        Equipment                      1,502,000          2,131,296
       Taiwan Semiconductor Manufacturing Co. Ltd.            Semiconductors & Semiconductor
                                                                        Equipment                      4,051,154          8,166,883
                                                                                                                   ----------------
                                                                                                                         39,005,644
                                                                                                                   ----------------
       THAILAND 2.5%
       Kasikornbank Public Co. Ltd., fgn.                            Commercial Banks                  1,456,300          3,832,368
       PTT Exploration and Production Public Co. Ltd., fgn.    Oil, Gas & Consumable Fuels             1,439,900          6,222,056
       PTT Public Co. Ltd., fgn.                               Oil, Gas & Consumable Fuels             2,282,500         17,883,224
       Thai Beverages Co. Ltd., fgn.                                    Beverages                     68,147,000         12,095,240
                                                                                                                   ----------------
                                                                                                                         40,032,888
                                                                                                                   ----------------
       TURKEY 4.4%
       Akbank TAS                                                    Commercial Banks                  4,877,907         28,240,601
       Anadolu Efes Biracilik Ve Malt Sanayii AS                        Beverages                        812,538          8,861,366
       Tupras-Turkiye Petrol Rafinerileri AS                   Oil, Gas & Consumable Fuels             1,241,002         20,551,785
       Turkcell Iletisim Hizmetleri AS                          Wireless Telecommunication
                                                                         Services                      1,905,383         13,596,593
                                                                                                                   ----------------
                                                                                                                         71,250,345
                                                                                                                   ----------------
       UNITED ARAB EMIRATES 0.6%
(a)    Emaar Properties PJSC                                     Real Estate Management &
                                                                       Development                     7,747,221          8,542,287
       National Bank of Abu Dhabi                                    Commercial Banks                    454,397          1,676,285
                                                                                                                   ----------------
                                                                                                                         10,218,572
                                                                                                                   ----------------
       UNITED KINGDOM 3.1%
(a)    Anglo American PLC                                            Metals & Mining                     939,606         29,860,217
       Antofagasta PLC                                               Metals & Mining                   1,484,469         17,992,434
       HSBC Holdings PLC                                             Commercial Banks                    236,865          2,747,634
                                                                                                                   ----------------
                                                                                                                         50,600,285
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $1,047,322,228)                                                                      1,434,999,462
                                                                                                                   ----------------
       PREFERRED STOCKS 9.6%
       BRAZIL 9.0%
       Banco Bradesco SA, ADR, pfd.                                  Commercial Banks                    805,806         16,027,481
       Itausa - Investimentos Itau SA, pfd.                          Commercial Banks                  2,634,537         15,937,607
       Petroleo Brasileiro SA, ADR, pfd.                       Oil, Gas & Consumable Fuels             1,483,640         58,321,889
       Vale SA, ADR, pfd., A                                         Metals & Mining                   2,720,922         55,806,110
                                                                                                                   ----------------
                                                                                                                        146,093,087
                                                                                                                   ----------------
       CHILE 0.6%
       Embotelladora Andina SA, pfd., A                                 Beverages                      3,727,127          9,355,953
                                                                                                                   ----------------

       TOTAL PREFERRED STOCKS (COST $62,888,921)                                                                        155,449,040
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,110,211,149)                                          1,590,448,502
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $31,211,799) 1.9%
       MONEY MARKET FUNDS 1.9%
       UNITED STATES 1.9%
(d)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%                                    31,211,799         31,211,799
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,141,422,948) 99.9%                                                                  1,621,660,301
       OTHER ASSETS, LESS LIABILITIES 0.1%                                                                                1,525,449
                                                                                                                   ----------------
       NET ASSETS 100.0%                                                                                           $  1,623,185,750
                                                                                                                   ================

PORTFOLIO ABBREVIATIONS

ADR   American Depository Receipt
GDR   Global Depository Receipt
SDR   Swedish Depository Receipt

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $6,433,443, representing 0.40% of net assets.

(c)  A portion of the security purchased on a delayed delivery basis.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Institutional Funds
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                         INDUSTRY                    SHARES              VALUE
                                                            ---------------------------------   ----------------   ----------------
       COMMON STOCKS 91.0%
       AUSTRIA 0.9%
       Telekom Austria AG                                     Diversified Telecommunication
                                                                         Services                      2,953,740   $     53,242,320
                                                                                                                   ----------------
       BRAZIL 0.8%
(a)    Embraer-Empresa Brasileira de Aeronautica SA, ADR           Aerospace & Defense                 2,007,570         46,053,656
                                                                                                                   ----------------
       CANADA 0.5%
       Husky Energy Inc.                                       Oil, Gas & Consumable Fuels             1,147,780         32,329,414
                                                                                                                   ----------------
       CHINA 2.4%
       China Mobile Ltd.                                        Wireless Telecommunication
                                                                         Services                      6,954,000         67,835,148
       China Telecom Corp. Ltd., H                            Diversified Telecommunication
                                                                         Services                    121,768,000         57,505,920
       Shanghai Electric Group Co. Ltd.                            Electrical Equipment               39,708,000         19,162,312
                                                                                                                   ----------------
                                                                                                                        144,503,380
                                                                                                                   ----------------
       DENMARK 0.4%
(a)    Vestas Wind Systems AS                                      Electrical Equipment                  368,093         26,608,130
                                                                                                                   ----------------
       FRANCE 9.2%
       Accor SA                                               Hotels, Restaurants & Leisure              513,030         28,553,363
       AXA SA                                                           Insurance                      2,615,302         70,789,293
       Compagnie Generale des Etablissements Michelin, B             Auto Components                     972,567         76,285,033
       France Telecom SA                                      Diversified Telecommunication
                                                                         Services                      4,259,495        113,454,779
       GDF Suez                                                      Multi-Utilities                     737,087         32,725,018
       Sanofi-Aventis                                                Pharmaceuticals                   1,599,988        117,398,260
       Sanofi-Aventis, ADR                                           Pharmaceuticals                       7,073            261,347
       Total SA, B                                             Oil, Gas & Consumable Fuels             1,185,713         70,442,230
       Vivendi SA                                                         Media                        1,782,349         55,140,974
                                                                                                                   ----------------
                                                                                                                        565,050,297
                                                                                                                   ----------------
       GERMANY 11.5%
       Bayerische Motoren Werke AG                                     Automobiles                     2,143,322        103,202,283
       Celesio AG                                            Health Care Providers & Services          2,431,865         67,318,525
       Deutsche Post AG                                          Air Freight & Logistics               3,960,630         74,289,305
       E.ON AG                                                      Electric Utilities                 2,284,780         97,210,413
       E.ON AG, ADR                                                 Electric Utilities                     4,820            205,091
(a)    Infineon Technologies AG                               Semiconductors & Semiconductor
                                                                        Equipment                     10,086,054         57,404,361
       Merck KGaA                                                    Pharmaceuticals                     689,639         68,572,374
       Muenchener Rueckversicherungs-Gesellschaft AG                    Insurance                        364,983         58,366,923
       SAP AG                                                            Software                      1,569,901         77,061,736
       Siemens AG                                                Industrial Conglomerates              1,081,990        100,904,214
                                                                                                                   ----------------
                                                                                                                        704,535,225
                                                                                                                   ----------------
       HONG KONG 2.1%
       Cheung Kong (Holdings) Ltd.                               Real Estate Management &
                                                                       Development                     2,642,500         33,534,177
       Cheung Kong (Holdings) Ltd., ADR                          Real Estate Management &
                                                                       Development                        32,635            414,465
       Hutchison Whampoa Ltd.                                    Industrial Conglomerates              4,099,350         29,594,662
       Hutchison Whampoa Ltd., ADR                               Industrial Conglomerates                  4,895            176,220
       Swire Pacific Ltd., A                                     Real Estate Management &
                                                                       Development                     5,640,400         66,301,992
       Swire Pacific Ltd., B                                     Real Estate Management &
                                                                       Development                       159,500            347,813
                                                                                                                   ----------------
                                                                                                                        130,369,329
                                                                                                                   ----------------
       INDIA 3.9%
       Housing Development Finance Corp. Ltd.                   Thrifts & Mortgage Finance             2,473,824        143,905,195

       ICICI Bank Ltd.                                               Commercial Banks                  5,134,600         97,324,522
                                                                                                                   ----------------
                                                                                                                        241,229,717
                                                                                                                   ----------------
       ISRAEL 0.4%
(a)    Check Point Software Technologies Ltd.                            Software                        892,220         25,294,437
                                                                                                                   ----------------
       ITALY 2.5%
       Eni SpA                                                 Oil, Gas & Consumable Fuels             2,523,780         63,068,625
(a)    Intesa Sanpaolo SpA                                           Commercial Banks                 11,828,023         52,306,115
(a)    UniCredit SpA                                                 Commercial Banks                  9,381,558         36,648,840
                                                                                                                   ----------------
                                                                                                                        152,023,580
                                                                                                                   ----------------
       JAPAN 2.3%
       FUJIFILM Holdings Corp.                              Electronic Equipment, Instruments
                                                                      & Components                     1,098,200         32,913,576
       Nintendo Co. Ltd.                                                 Software                        178,000         45,613,058
       Sony Corp.                                                   Household Durables                   942,100         27,867,812
       Sony Corp., ADR                                              Household Durables                     7,525            219,730
       Takeda Pharmaceutical Co. Ltd.                                Pharmaceuticals                     792,400         33,018,506
                                                                                                                   ----------------
                                                                                                                        139,632,682
                                                                                                                   ----------------
       NETHERLANDS 6.6%
       Akzo Nobel NV                                                    Chemicals                        535,780         33,186,394
(a)    ING Groep NV                                           Diversified Financial Services           4,498,070         80,289,738
(a)    ING Groep NV, ADR                                      Diversified Financial Services              13,475            240,259
       Koninklijke Philips Electronics NV                        Industrial Conglomerates              3,063,680         74,588,302
       Koninklijke Philips Electronics NV, N.Y. shs.             Industrial Conglomerates                 12,405            302,186
(a)    Randstad Holding NV                                        Professional Services                1,003,275         43,324,821
       Royal Dutch Shell PLC, A, ADR                           Oil, Gas & Consumable Fuels                 6,990            399,758
       SBM Offshore NV                                         Energy Equipment & Services             2,761,796         58,712,586
       Unilever NV                                                    Food Products                    3,917,963        112,899,057
       Unilever NV, N.Y. shs.                                         Food Products                       19,310            557,286
                                                                                                                   ----------------
                                                                                                                        404,500,387
                                                                                                                   ----------------
       NORWAY 1.6%
       StatoilHydro ASA                                        Oil, Gas & Consumable Fuels             1,132,350         25,457,297
(a)    Telenor ASA                                            Diversified Telecommunication
                                                                         Services                      6,431,788         74,469,820
                                                                                                                   ----------------
                                                                                                                         99,927,117
                                                                                                                   ----------------
       PORTUGAL 1.2%
       Portugal Telecom SGPS SA                               Diversified Telecommunication
                                                                         Services                      6,650,947         70,403,787
                                                                                                                   ----------------
       SINGAPORE 3.2%
       DBS Group Holdings Ltd.                                       Commercial Banks                 10,722,277        101,091,079
       DBS Group Holdings Ltd., ADR                                  Commercial Banks                      7,805            293,858
(a)    Flextronics International Ltd.                       Electronic Equipment, Instruments
                                                                      & Components                     5,093,850         38,000,121
       Singapore Telecommunications Ltd.                      Diversified Telecommunication
                                                                         Services                     25,046,000         57,789,571
                                                                                                                   ----------------
                                                                                                                        197,174,629
                                                                                                                   ----------------
       SOUTH KOREA 3.3%
(a)    KB Financial Group Inc.                                       Commercial Banks                  1,009,611         51,917,948
(a)    KB Financial Group Inc., ADR                                  Commercial Banks                    247,153         12,720,965
       LG Electronics Inc.                                          Household Durables                   255,828         27,289,770
       Samsung Electronics Co. Ltd.                           Semiconductors & Semiconductor
                                                                        Equipment                        161,786        112,074,449
                                                                                                                   ----------------
                                                                                                                        204,003,132
                                                                                                                   ----------------
       SPAIN 5.6%
       Banco Santander SA                                            Commercial Banks                  4,778,907         76,912,205
       Iberdrola SA                                                 Electric Utilities                 3,996,063         39,201,719
       Repsol YPF SA                                           Oil, Gas & Consumable Fuels             2,600,571         70,733,004
       Telefonica SA                                          Diversified Telecommunication
                                                                         Services                      5,632,394        155,379,444
       Telefonica SA, ADR                                     Diversified Telecommunication
                                                                         Services                          9,232            765,425
                                                                                                                   ----------------
                                                                                                                        342,991,797
                                                                                                                   ----------------
       SWEDEN 2.6%
       Atlas Copco AB, A                                                Machinery                      6,476,400         83,420,814

       Nordea Bank AB, FDR                                           Commercial Banks                  7,508,228         75,359,077
                                                                                                                   ----------------
                                                                                                                        158,779,891
                                                                                                                   ----------------
       SWITZERLAND 8.5%
       Adecco SA                                                  Professional Services                1,311,821         69,729,247
       Lonza Group AG                                         Life Sciences Tools & Services             708,078         77,187,742
       Nestle SA                                                      Food Products                    2,768,116        117,923,985
       Nestle SA, ADR                                                 Food Products                        5,775            246,535
       Novartis AG                                                   Pharmaceuticals                   2,368,754        118,483,402
       Roche Holding AG                                              Pharmaceuticals                     153,630         24,824,450
       Swiss Reinsurance Co.                                            Insurance                      1,552,890         70,079,292
       Swiss Reinsurance Co., ADR                                       Insurance                          3,295            148,275
(a)    UBS AG (CHF Traded)                                           Capital Markets                      11,121            203,517
(a)    UBS AG (USD Traded)                                           Capital Markets                   2,476,993         45,353,742
                                                                                                                   ----------------
                                                                                                                        524,180,187
                                                                                                                   ----------------
       TAIWAN 2.8%
       Chinatrust Financial Holding Co. Ltd.                         Commercial Banks                 90,437,340         58,934,788
(b)    Compal Electronics Inc., GDR, 144A                        Computers & Peripherals               4,478,335         26,209,352
(c)    Compal Electronics Inc., GDR, Reg S                       Computers & Peripherals               1,143,310          6,676,930
       Taiwan Semiconductor Manufacturing Co. Ltd.            Semiconductors & Semiconductor
                                                                        Equipment                     38,575,242         77,765,373
                                                                                                                   ----------------
                                                                                                                        169,586,443
                                                                                                                   ----------------
       UNITED KINGDOM 16.9%
       Aviva PLC                                                        Insurance                      7,540,909         53,971,931
       BAE Systems PLC                                             Aerospace & Defense                11,721,971         65,427,815
       BP PLC                                                  Oil, Gas & Consumable Fuels             9,532,367         84,234,321
       BP PLC, ADR                                             Oil, Gas & Consumable Fuels                11,290            600,967
(a)    British Airways PLC                                               Airlines                     10,401,350         36,665,567
       British Sky Broadcasting Group PLC                                 Media                        6,375,534         58,223,189
       Cadbury PLC                                                    Food Products                    2,929,816         37,570,639
       Compass Group PLC                                      Hotels, Restaurants & Leisure            4,518,228         27,580,028
       GlaxoSmithKline PLC                                           Pharmaceuticals                   5,285,319        103,881,810
       HSBC Holdings PLC                                             Commercial Banks                  5,839,621         67,739,604
       Kingfisher PLC                                                Specialty Retail                 10,721,445         36,474,737
       National Grid PLC                                             Multi-Utilities                   4,137,614         39,901,612
       Pearson PLC                                                        Media                        4,890,579         60,252,885
(a)    Rolls-Royce Group PLC                                       Aerospace & Defense                14,036,722        105,645,207
       Royal Dutch Shell PLC, B                                Oil, Gas & Consumable Fuels                13,237            367,200
       Royal Dutch Shell PLC, B, ADR                           Oil, Gas & Consumable Fuels             1,477,427         82,396,104
       Smiths Group PLC                                          Industrial Conglomerates              2,062,397         29,264,993
       Standard Chartered PLC                                        Commercial Banks                  2,801,748         69,080,932
       Unilever PLC, ADR                                              Food Products                        3,165             90,772
       Vodafone Group PLC                                       Wireless Telecommunication
                                                                         Services                     35,894,999         80,416,497
                                                                                                                   ----------------
                                                                                                                      1,039,786,810
                                                                                                                   ----------------
       UNITED STATES 1.8%
       ACE Ltd.                                                         Insurance                      1,151,300         61,548,498
       Invesco Ltd.                                                  Capital Markets                   1,670,880         38,029,229
       News Corp., A                                                      Media                        1,124,699         13,485,141
                                                                                                                   ----------------
                                                                                                                        113,062,868
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $4,239,817,990)                                                                      5,585,269,215
                                                                                                                   ----------------
       PREFERRED STOCKS 1.8%
       BRAZIL 1.8%
       Petroleo Brasileiro SA, ADR, pfd.                       Oil, Gas & Consumable Fuels             2,133,760         83,878,106
       Vale SA, ADR, pfd., A                                         Metals & Mining                   1,173,000         24,058,230
                                                                                                                   ----------------
       TOTAL PREFERRED STOCKS (COST $46,253,545)                                                                        107,936,336
                                                                                                                   ----------------

       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $4,286,071,535)                                                                                       5,693,205,551
                                                                                                                   ----------------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                ----------------
       SHORT TERM INVESTMENTS 7.0%
       U.S. GOVERNMENT AND AGENCY SECURITIES 2.1%
       UNITED STATES 2.1%
(d)    FHLB, 10/07/09 - 1/06/10                                                                 $     65,000,000         64,991,845
(d)    FHLMC, 11/02/09                                                                                50,000,000         49,998,900
(d)    FNMA, 12/21/09                                                                                 15,000,000         14,999,160
                                                                                                                   ----------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST
          $129,963,228)                                                                                                 129,989,905
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST
          $4,416,034,763)                                                                                             5,823,195,456
                                                                                                                   ----------------

                                                                                                     SHARES
                                                                                                ----------------
       MONEY MARKET FUNDS (COST $299,230,346) 4.9%
(e)    INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET
          PORTFOLIO, 0.00%                                                                           299,230,346        299,230,346
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $4,715,265,109) 99.8%                                                                  6,122,425,802
       OTHER ASSETS, LESS LIABILITIES 0.2%                                                                               13,880,730
                                                                                                                   ----------------
       NET ASSETS 100.0%                                                                                           $  6,136,306,532
                                                                                                                   ================

PORTFOLIO ABBREVIATIONS

ADR     American Depository Receipt
FDR     Foreign Depository Receipt
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
GDR     Global Depository Receipt


CURRENCY ABBREVIATIONS

CHF     Swiss Franc
USD     U.S. Dollar

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $26,209,352, representing 0.43% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $6,676,930, representing 0.11% of net assets.

(d)  The security is traded on a discount basis with no stated coupon rate.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Institutional Funds
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                                 SHARES/RIGHTS/
                                                                         INDUSTRY                     UNITS             VALUE
                                                            ---------------------------------   ----------------   ----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 89.5%
       AUSTRALIA 4.5%
       Billabong International Ltd.                          Textiles, Apparel & Luxury Goods            178,332   $      1,887,466
(a)    Billabong International Ltd., 144A                    Textiles, Apparel & Luxury Goods             24,373            257,964
       Downer EDI Ltd.                                        Commercial Services & Supplies             239,931          1,733,161
(b)    Iluka Resources Ltd.                                          Metals & Mining                     457,439          1,605,775
                                                                                                                   ----------------
                                                                                                                          5,484,366
                                                                                                                   ----------------
       BAHAMAS 1.4%
(b)    Steiner Leisure Ltd.                                   Diversified Consumer Services               48,650          1,739,724
                                                                                                                   ----------------
       BELGIUM 1.1%
(b)    Barco NV                                             Electronic Equipment, Instruments
                                                                      & Components                        30,750          1,340,712
                                                                                                                   ----------------
       BERMUDA 1.1%
       Axis Capital Holdings Ltd.                                       Insurance                         45,830          1,383,149
                                                                                                                   ----------------
       BRAZIL 2.1%
       Companhia de Saneamento de Minas Gerais                       Water Utilities                      85,200          1,458,264
       Lojas Renner SA                                               Multiline Retail                     58,400          1,023,619
                                                                                                                   ----------------
                                                                                                                          2,481,883
                                                                                                                   ----------------
       CANADA 6.7%
(b)    ATS Automation Tooling Systems Inc.                              Machinery                        228,000          1,225,177
       Biovail Corp.                                                 Pharmaceuticals                         700             10,807
(b)    Canaccord Capital Inc.                                        Capital Markets                     111,100          1,059,035
       Dorel Industries Inc., B                                     Household Durables                    77,000          2,117,041
(b)    MDS Inc.                                               Life Sciences Tools & Services              80,990            663,784
       Mullen Group Ltd.                                       Energy Equipment & Services                37,400            551,187
       North West Company Fund (Trust Units)                     Food & Staples Retailing                 93,250          1,518,945
       Toromont Industries Ltd.                                         Machinery                         41,200            885,566
                                                                                                                   ----------------
                                                                                                                          8,031,542
                                                                                                                   ----------------
       CAYMAN ISLANDS 1.3%
       Stella International Holdings Ltd.                    Textiles, Apparel & Luxury Goods            952,500          1,597,742
                                                                                                                   ----------------
       CHINA 4.3%
       AAC Acoustic Technologies Holdings Inc.                   Communications Equipment              1,492,000          1,630,612
       Anhui Expressway Co. Ltd.                              Transportation Infrastructure            1,448,000            855,721
       People's Food Holdings Ltd.                                    Food Products                      805,000            434,347
       Sinotrans Ltd., H                                         Air Freight & Logistics               5,064,000          1,195,758
       Travelsky Technology Ltd., H                                    IT Services                     1,460,000          1,119,019
                                                                                                                   ----------------
                                                                                                                          5,235,457
                                                                                                                   ----------------
       DENMARK 0.6%
(b)    Vestas Wind Systems AS                                      Electrical Equipment                    9,470            684,552
                                                                                                                   ----------------
       FINLAND 3.1%
(b)    Amer Sports Corporation Ltd., rts., 10/19/09            Leisure Equipment & Products              119,090            304,036
       Amer Sports OYJ                                         Leisure Equipment & Products              119,090          1,031,504
       Huhtamaki OYJ                                              Containers & Packaging                 149,120          1,898,144
       Konecranes OYJ                                                   Machinery                         15,820            450,889
                                                                                                                   ----------------
                                                                                                                          3,684,573
                                                                                                                   ----------------
       FRANCE 1.0%
       Sperian Protection                                     Commercial Services & Supplies              15,580          1,195,831
                                                                                                                   ----------------
       GERMANY 6.1%
       Celesio AG                                            Health Care Providers & Services             43,420          1,201,946
       GFK AG                                                     Professional Services                   36,720          1,281,342

(b)    Jenoptik AG                                          Electronic Equipment, Instruments
                                                                       & Components                      119,760            644,813
       Rational AG                                                  Household Durables                    10,060          1,405,644
       Rhoen-Klinikum AG                                     Health Care Providers & Services             36,474            928,019
       Symrise AG                                                       Chemicals                         97,390          1,856,662
                                                                                                                   ----------------
                                                                                                                          7,318,426
                                                                                                                   ----------------
       HONG KONG 6.4%
(b)    Dah Sing Financial Group                                      Commercial Banks                    102,800            591,597
       Hopewell Holdings Ltd.                                    Real Estate Management &
                                                                       Development                       268,500            843,610
       Ju Teng International Holdings Ltd.                  Electronic Equipment, Instruments
                                                                       & Components                    2,858,000          2,430,222
       Texwinca Holdings Ltd.                                Textiles, Apparel & Luxury Goods          1,049,000            828,371
       VTech Holdings Ltd.                                       Communications Equipment                209,000          1,800,097
       Yue Yuen Industrial Holdings Ltd.                     Textiles, Apparel & Luxury Goods            454,500          1,260,871
                                                                                                                   ----------------
                                                                                                                          7,754,768
                                                                                                                   ----------------
       INDIA 1.1%
       HCL Infosystems Ltd.                                            IT Services                       421,735          1,332,748
                                                                                                                   ----------------
       JAPAN 8.8%
       Asics Corp.                                           Textiles, Apparel & Luxury Goods            149,000          1,386,162
       Descente Ltd.                                         Textiles, Apparel & Luxury Goods            246,900          1,133,339
       en-japan Inc.                                              Professional Services                      670            917,420
       Japan Airport Terminal Co. Ltd.                        Transportation Infrastructure               30,700            384,797
       Kobayashi Pharmaceutical Co. Ltd.                            Personal Products                     42,900          1,954,888
       MEITEC Corp.                                               Professional Services                   55,100            935,573
       Sohgo Security Services Co. Ltd.                       Commercial Services & Supplies              70,400            835,341
       Sumitomo Rubber Industries Ltd.                               Auto Components                     125,700          1,186,206
(b)    Takuma Co. Ltd.                                                  Machinery                        208,000            590,942
       USS Co. Ltd.                                                  Specialty Retail                     20,810          1,240,416
                                                                                                                   ----------------
                                                                                                                         10,565,084
                                                                                                                   ----------------
       NETHERLANDS 7.1%
       Aalberts Industries NV                                           Machinery                         86,728          1,166,135
(b)    Draka Holding NV                                            Electrical Equipment                   68,135          1,267,038
       Imtech NV                                                Construction & Engineering                60,750          1,548,792
       Mediq NV                                              Health Care Providers & Services             86,770          1,435,206
(b)    Randstad Holding NV                                        Professional Services                   28,343          1,223,947
       SBM Offshore NV                                         Energy Equipment & Services                38,956            828,159
       Twentsche Kabel Holdings NV                               Communications Equipment                 23,450            391,131
(b)    USG People NV                                              Professional Services                   33,882            702,446
                                                                                                                   ----------------
                                                                                                                          8,562,854
                                                                                                                   ----------------
       NORWAY 2.9%
(b)    Schibsted ASA                                                      Media                           74,608          1,258,962
       Tandberg ASA                                              Communications Equipment                 28,370            679,053
       Tomra Systems ASA                                      Commercial Services & Supplies             342,130          1,598,738
                                                                                                                   ----------------
                                                                                                                          3,536,753
                                                                                                                   ----------------
       RUSSIA 0.5%
(b, c) X 5 Retail Group NV, GDR, Reg S                           Food & Staples Retailing                 26,288            636,170
                                                                                                                   ----------------
       SINGAPORE 1.9%
       Cerebos Pacific Ltd.                                           Food Products                      444,358          1,044,212
(b)    Flextronics International Ltd.                       Electronic Equipment, Instruments
                                                                       & Components                      173,260          1,292,520
                                                                                                                   ----------------
                                                                                                                          2,336,732
                                                                                                                   ----------------
       SOUTH AFRICA 1.2%
       Massmart Holdings Ltd.                                    Food & Staples Retailing                127,512          1,496,086
                                                                                                                   ----------------
       SOUTH KOREA 7.7%
       Binggrae Co. Ltd.                                              Food Products                       45,350          1,655,574
       Busan Bank                                                    Commercial Banks                    169,620          1,888,671
       Daegu Bank Co. Ltd.                                           Commercial Banks                    127,720          1,834,652
       Halla Climate Control Corp.                                   Auto Components                      53,900            542,894

       INTOPS Co. Ltd.                                      Electronic Equipment, Instruments
                                                                       & Components                       24,183            390,546
       People & Telecommunication Inc.                           Communications Equipment                 78,731            769,576
       Sindoh Co. Ltd.                                              Office Electronics                    19,694          1,041,196
(b)    Youngone Corp.                                        Textiles, Apparel & Luxury Goods            109,568            690,097
       Youngone Holdings Co. Ltd.                            Textiles, Apparel & Luxury Goods             27,392            527,351
                                                                                                                   ----------------
                                                                                                                          9,340,557
                                                                                                                   ----------------
       SPAIN 0.6%
       Sol Melia SA                                           Hotels, Restaurants & Leisure               71,733            724,173
                                                                                                                   -----------------
       SWEDEN 1.3%
(b, d) D. Carnegie & Co. AB                                          Capital Markets                     148,750                 --
       Niscayah Group AB                                      Commercial Services & Supplies             699,650          1,585,632
                                                                                                                   ----------------
                                                                                                                          1,585,632
                                                                                                                   ----------------
       SWITZERLAND 2.1%
       Verwaltungs- und Privat-Bank AG                               Capital Markets                      10,940          1,274,891
       Vontobel Holding AG                                           Capital Markets                      36,130          1,205,960
                                                                                                                   ----------------
                                                                                                                          2,480,851
                                                                                                                   ----------------
       TAIWAN 5.4%
       Giant Manufacturing Co. Ltd.                            Leisure Equipment & Products              688,280          1,869,403
       KYE Systems Corp.                                         Computers & Peripherals               1,050,893          1,093,756
       Simplo Technology Co. Ltd.                                Computers & Peripherals                 367,985          2,098,992
(b)    Ta Chong Bank Ltd.                                            Commercial Banks                  2,947,000            543,438
       Test-Rite International Co. Ltd.                                Distributors                    1,889,901            859,449
                                                                                                                   ----------------
                                                                                                                          6,465,038
                                                                                                                   ----------------
       THAILAND 3.6%
       Bank of Ayudhya Public Co. Ltd., fgn.                         Commercial Banks                  2,081,900          1,195,349
       Glow Energy Public Co. Ltd., fgn.                      Independent Power Producers &
                                                                      Energy Traders                   1,028,500          1,007,278
       Preuksa Real Estate Co. Ltd., fgn.                        Real Estate Management &
                                                                       Development                     2,372,400            830,056
       Total Access Communication Public Co. Ltd., fgn.         Wireless Telecommunication
                                                                         Services                      1,037,900          1,255,859
                                                                                                                   -----------------
                                                                                                                          4,288,542
                                                                                                                   -----------------
       UNITED KINGDOM 5.6%
       Bodycote PLC                                                     Machinery                        416,247          1,108,127
       Burberry Group PLC                                    Textiles, Apparel & Luxury Goods            112,620            907,004
       Davis Service Group PLC                                Commercial Services & Supplies             173,010          1,109,439
       GAME Group PLC                                                Specialty Retail                    391,690          1,000,190
       John Wood Group PLC                                     Energy Equipment & Services                80,960            394,061
       Kingfisher PLC                                                Specialty Retail                    295,130          1,004,043
(b)    Vectura Group PLC                                             Pharmaceuticals                     871,966          1,185,051
                                                                                                                   ----------------
                                                                                                                          6,707,915
                                                                                                                   ----------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $90,720,256)                                                                                            107,991,860
                                                                                                                   ----------------
       PREFERRED STOCKS (COST $297,332) 0.7%
       GERMANY 0.7%
       Hugo Boss AG, pfd.                                    Textiles, Apparel & Luxury Goods             21,130            817,710
                                                                                                                   ----------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $91,017,588)                                                                                            108,809,570
                                                                                                                   ----------------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                ----------------
       SHORT TERM INVESTMENTS 9.8%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $11,748,874) 9.8%
(e)    FNMA, 11/16/09                                                                           $     11,750,000         11,749,624
                                                                                                                   ----------------

       TOTAL INVESTMENTS (COST $102,766,462) 100.0%                                                                     120,559,194
       OTHER ASSETS, LESS LIABILITIES 0.0%F                                                                                  58,318
                                                                                                                   ----------------
       NET ASSETS 100.0%                                                                                           $    120,617,512
                                                                                                                   ================

PORTFOLIO ABBREVIATIONS

FNMA   Federal National Mortgage Association
GDR    Global Depository Receipt

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $257,964, representing 0.21% of net assets.

(b)  Non-income producing.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $636,170, representing 0.53% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days.

(e)  The security is traded on a discount basis with no stated coupon rate.

(f)  Rounds to less than 0.1% of net assets.

Templeton Institutional Funds
Global Equity Series
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                         INDUSTRY                    SHARES              VALUE
                                                            ---------------------------------   ----------------   ----------------
       COMMON STOCKS 99.1%
       AUSTRIA 1.0%
       Telekom Austria AG                                     Diversified Telecommunication
                                                                        Services                          86,420   $      1,557,754
                                                                                                                   ----------------
       BERMUDA 0.6%
       Partnerre Ltd.                                                   Insurance                         12,690            976,369
                                                                                                                   ----------------
       BRAZIL 1.6%
(a)    Embraer-Empresa Brasileira de Aeronautica SA, ADR           Aerospace & Defense                    39,140            897,872
       Vale SA, ADR                                                  Metals & Mining                      68,470          1,583,711
                                                                                                                   ----------------
                                                                                                                          2,481,583
                                                                                                                   ----------------
       CANADA 1.1%
       Loblaw Cos. Ltd.                                         Food & Staples Retailing                  38,200          1,128,097
       Talisman Energy Inc.                                    Oil, Gas & Consumable Fuels                33,700            586,730
                                                                                                                   ----------------
                                                                                                                          1,714,827
                                                                                                                   ----------------
       CHINA 2.5%
       China Mobile Ltd.                                       Wireless Telecommunication
                                                                        Services                         147,000          1,433,961
       China Telecom Corp. Ltd., H                            Diversified Telecommunication
                                                                        Services                       3,944,000          1,862,586
       Shanghai Electric Group Co. Ltd.                           Electrical Equipment                 1,164,000            561,724
                                                                                                                   ----------------
                                                                                                                          3,858,271
                                                                                                                   ----------------
       FRANCE 13.3%
       AXA SA                                                           Insurance                         91,390          2,473,685
       Compagnie Generale des Etablissements Michelin, B             Auto Components                       9,140            716,912
       Credit Agricole SA                                           Commercial Banks                      37,260            778,476
       Electricite de France                                       Electric Utilities                     18,580          1,102,056
       France Telecom SA                                      Diversified Telecommunication
                                                                        Services                         112,760          3,003,445
       GDF Suez                                                      Multi-Utilities                       9,219            409,303
       Ipsen SA                                                      Pharmaceuticals                       5,430            297,368
       Sanofi-Aventis                                                Pharmaceuticals                      45,810          3,361,284
       Suez Environnement SA                                         Multi-Utilities                     122,587          2,799,763
       Total SA, B                                             Oil, Gas & Consumable Fuels                50,220          2,983,529
       Vivendi SA                                                         Media                           85,670          2,650,394
                                                                                                                   ----------------
                                                                                                                         20,576,215
                                                                                                                   ----------------
       GERMANY 8.6%
       Celesio AG                                           Health Care Providers & Services              12,790            354,051
       Deutsche Post AG                                          Air Freight & Logistics                  62,520          1,172,684
       E.ON AG                                                     Electric Utilities                     21,020            894,337
(a)    Infineon Technologies AG                              Semiconductors & Semiconductor
                                                                        Equipment                        223,122          1,269,890
       Merck KGaA                                                    Pharmaceuticals                      24,400          2,426,147
       Muenchener Rueckversicherungs-Gesellschaft AG                    Insurance                         21,580          3,451,005
       Rhoen-Klinikum AG                                    Health Care Providers & Services              56,222          1,430,473
       SAP AG                                                           Software                          31,930          1,567,348
       Siemens AG                                               Industrial Conglomerates                   7,240            675,188
                                                                                                                   ----------------
                                                                                                                         13,241,123
                                                                                                                   ----------------
       HONG KONG 0.5%
       Cheung Kong (Holdings) Ltd.                              Real Estate Management &
                                                                       Development                        62,000            786,800
                                                                                                                   ----------------
       ISRAEL 0.5%
(a)    Check Point Software Technologies Ltd.                           Software                          28,080            796,068
                                                                                                                   ----------------

       ITALY 0.5%
       Eni SpA                                                 Oil, Gas & Consumable Fuels                28,053            701,037
                                                                                                                   ----------------
       JAPAN 3.5%
       FUJIFILM Holdings Corp.                                    Electronic Equipment,
                                                                Instruments & Components                  17,600            527,480
       Mitsubishi UFJ Financial Group Inc.                          Commercial Banks                       6,400             34,369
       Nintendo Co. Ltd.                                                Software                           6,000          1,537,519
       Nippon Telegraph & Telephone Corp.                     Diversified Telecommunication
                                                                        Services                          31,300          1,450,705
       Takeda Pharmaceutical Co. Ltd.                                Pharmaceuticals                      32,200          1,341,742
       Toyota Motor Corp.                                              Automobiles                        11,400            453,434
                                                                                                                   ----------------
                                                                                                                          5,345,249
                                                                                                                   ----------------
       MEXICO 0.9%
       Kimberly Clark de Mexico SAB de CV, A                       Household Products                    347,100          1,440,373
                                                                                                                   ----------------
       NETHERLANDS 3.7%
       Koninklijke Philips Electronics NV                       Industrial Conglomerates                  21,240            517,109
       Reed Elsevier NV                                                   Media                          177,890          2,006,688
       Unilever NV                                                    Food Products                      108,030          3,112,966
                                                                                                                   ----------------
                                                                                                                          5,636,763
                                                                                                                   ----------------
       NORWAY 2.5%
       StatoilHydro ASA                                        Oil, Gas & Consumable Fuels                83,050          1,867,116
(a)    Telenor ASA                                            Diversified Telecommunication
                                                                        Services                         166,160          1,923,867
                                                                                                                   ----------------
                                                                                                                          3,790,983
                                                                                                                   ----------------
       PORTUGAL 1.1%
       Banco Espirito Santo SA                                      Commercial Banks                     233,190          1,654,724
                                                                                                                   ----------------
       SINGAPORE 2.8%
       DBS Group Holdings Ltd.                                      Commercial Banks                      97,500            919,243
(a)    Flextronics International Ltd.                             Electronic Equipment,
                                                                Instruments & Components                  34,420            256,773
       Singapore Telecommunications Ltd.                      Diversified Telecommunication
                                                                        Services                       1,398,004          3,225,667
                                                                                                                   ----------------
                                                                                                                           4,401,683
                                                                                                                   ----------------
       SOUTH KOREA 1.2%
(b)    Hyundai Motor Co., GDR, 144A                                    Automobiles                         5,800            274,840
       Samsung Electronics Co. Ltd.                          Semiconductors & Semiconductor
                                                                        Equipment                          1,060            734,297
       SK Telecom Co. Ltd., ADR                                Wireless Telecommunication
                                                                        Services                          48,240            841,788
                                                                                                                   ----------------
                                                                                                                          1,850,925
                                                                                                                   ----------------
       SPAIN 3.6%
       Iberdrola SA                                                Electric Utilities                     21,208            208,052
       Repsol YPF SA                                           Oil, Gas & Consumable Fuels                64,302          1,748,952
       Telefonica SA, ADR                                     Diversified Telecommunication
                                                                        Services                          43,060          3,570,105
                                                                                                                   ---------------
                                                                                                                          5,527,109
                                                                                                                   ----------------
       SWITZERLAND 7.8%
       Adecco SA                                                  Professional Services                    2,770            147,238
(a)    Basilea Pharmaceutica AG                                       Biotechnology                        2,140            215,321
       Lonza Group AG                                        Life Sciences Tools & Services               18,980          2,069,014
       Nestle SA                                                      Food Products                       75,840          3,230,845
       Novartis AG                                                   Pharmaceuticals                      66,890          3,345,791
       Roche Holding AG                                              Pharmaceuticals                      19,170          3,097,603
                                                                                                                   ----------------
                                                                                                                         12,105,812
                                                                                                                   ----------------
       TAIWAN 1.8%
       Compal Electronics Inc.                                   Computers & Peripherals                 311,087            364,126
                                                             Semiconductors & Semiconductor
       Taiwan Semiconductor Manufacturing Co. Ltd.                      Equipment                      1,165,616          2,349,812
                                                                                                                   ----------------
                                                                                                                          2,713,938
                                                                                                                   ----------------

       TURKEY 1.4%
       Turkcell Iletisim Hizmetleri AS, ADR                    Wireless Telecommunication
                                                                        Services                         125,140          2,236,252
                                                                                                                   ----------------
       UNITED KINGDOM 12.8%
       Aviva PLC                                                        Insurance                        117,590            841,617
       BAE Systems PLC                                             Aerospace & Defense                   435,680          2,431,809
       BP PLC                                                  Oil, Gas & Consumable Fuels                30,040            265,453
       GlaxoSmithKline PLC                                           Pharmaceuticals                     157,470          3,095,039
       National Grid PLC                                             Multi-Utilities                     299,460          2,887,881
       Pearson PLC                                                        Media                          197,890          2,438,043
       Rexam PLC                                                 Containers & Packaging                   77,070            321,309
       Royal Dutch Shell PLC, B, ADR                           Oil, Gas & Consumable Fuels                34,260          1,910,680
       Tesco PLC                                                Food & Staples Retailing                 365,210          2,332,015
       Unilever PLC                                                   Food Products                       19,050            541,240
       Vodafone Group PLC                                      Wireless Telecommunication
                                                                        Services                       1,182,060          2,648,200
                                                                                                                   ----------------
                                                                                                                         19,713,286
                                                                                                                   ----------------
       UNITED STATES 25.8%
       Accenture PLC, A                                                IT Services                        26,800            998,836
       ACE Ltd.                                                         Insurance                         16,300            871,398
(a)    Amgen Inc.                                                     Biotechnology                       28,310          1,705,111
       Aon Corp.                                                        Insurance                         27,790          1,130,775
       The Bank of New York Mellon Corp.                             Capital Markets                      46,840          1,357,892
(a)    Biogen Idec Inc.                                               Biotechnology                       10,340            522,377
       Bristol-Myers Squibb Co.                                      Pharmaceuticals                      34,540            777,841
       Chevron Corp.                                           Oil, Gas & Consumable Fuels                17,450          1,229,004
(a)    Cisco Systems Inc.                                       Communications Equipment                  49,150          1,156,991
       Comcast Corp., A                                                   Media                          108,640          1,746,931
       Consolidated Edison Inc.                                      Multi-Utilities                      38,510          1,576,599
       Covidien PLC                                         Health Care Equipment & Supplies              25,000          1,081,500
       CVS Caremark Corp.                                       Food & Staples Retailing                  38,160          1,363,838
       Cytec Industries Inc.                                            Chemicals                          6,700            217,549
(a)    Dr. Pepper Snapple Group Inc.                                    Beverages                         92,063          2,646,811
       E. I. du Pont de Nemours and Co.                                 Chemicals                          7,800            250,692
       Halliburton Co.                                         Energy Equipment & Services                18,300            496,296
(a)    Isis Pharmaceuticals Inc.                                      Biotechnology                       27,270            397,324
       Medtronic Inc.                                       Health Care Equipment & Supplies              29,990          1,103,632
       Merck & Co. Inc.                                              Pharmaceuticals                      62,640          1,981,303
       Microsoft Corp.                                                  Software                         104,740          2,711,719
(a)    Onyx Pharmaceuticals Inc.                                      Biotechnology                       16,420            492,107
       Oracle Corp.                                                     Software                          45,520            948,637
       Pfizer Inc.                                                   Pharmaceuticals                      65,680          1,087,004
       PG&E Corp.                                                    Multi-Utilities                      57,640          2,333,844
(a)    Progressive Corp.                                                Insurance                         58,810            975,070
       Quest Diagnostics Inc.                               Health Care Providers & Services              40,750          2,126,742
(a)    Regeneron Pharmaceuticals Inc.                                 Biotechnology                       19,320            372,876
       Target Corp.                                                 Multiline Retail                      29,740          1,388,263
       Time Warner Cable Inc.                                             Media                           43,230          1,862,781
       Tyco Electronics Ltd.                                      Electronic Equipment,
                                                                Instruments & Components                  10,480            233,494
       United Parcel Service Inc., B                             Air Freight & Logistics                   9,950            561,877
(a)    Watson Pharmaceuticals Inc.                                   Pharmaceuticals                      56,470          2,069,061
                                                                                                                   ----------------
                                                                                                                         39,776,175
                                                                                                                   ----------------
       TOTAL COMMON STOCKS (COST $148,568,067)                                                                          152,883,319
                                                                                                                   ----------------
       PREFERRED STOCKS 1.3%
       BRAZIL 1.3%
       Banco Bradesco SA, ADR, pfd.                                 Commercial Banks                      17,420            346,484
       Petroleo Brasileiro SA, ADR, pfd.                       Oil, Gas & Consumable Fuels                43,330          1,703,302
                                                                                                                   ----------------
       TOTAL PREFERRED STOCKS (COST $1,211,827)                                                                           2,049,786
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $149,779,894) 100.4%                                                                     154,933,105
       OTHER ASSETS, LESS LIABILITIES (0.4)%                                                                               (661,699)
                                                                                                                   ----------------
       NET ASSETS 100.0%                                                                                           $    154,271,406
                                                                                                                   ================

PORTFOLIO ABBREVIATIONS

ADR   American Depository Receipt
GDR   Global Depository Receipt

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the value of this security was $274,840, representing 0.18% of net assets.

TEMPLETON INSTITUTIONAL FUNDS
Notes to Statements of Investments (unaudited)

1.  ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   TIF              TIF               TIF              TIF
                                                EMERGING          FOREIGN       FOREIGN SMALLER       GLOBAL
                                             MARKETS SERIES    EQUITY SERIES   COMPANIES SERIES   EQUITY SERIES
                                             --------------   --------------   ----------------   -------------
Cost of investments                          $1,161,363,728   $4,781,149,206     $102,867,182      $149,971,328
                                             ==============   ==============     ============      ============
Unrealized appreciation                      $  516,298,678   $1,726,852,381     $ 26,675,801      $ 14,817,327
Unrealized depreciation                         (56,002,105)    (385,575,785)      (8,983,789)       (9,855,550)
                                             --------------   --------------     ------------      ------------
Net unrealized appreciation (depreciation)   $  460,296,573   $1,341,276,596     $ 17,692,012      $  4,961,777
                                             ==============   ==============     ============      ============

4.  FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009, in valuing the funds' assets carried at fair value:

                                                         LEVEL 1          LEVEL 2     LEVEL 3       TOTAL
                                                     ---------------   ------------   -------   --------------
EMERGING MARKETS SERIES
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      Russia                                         $   198,099,309   $    612,130    $--      $  198,711,439
      Other Equity Investments(b)                      1,391,737,063             --     --       1,391,737,063
   Short Term Investments                                 31,211,799             --     --          31,211,799
                                                     ===============   ============    ===      ==============
         Total Investments in Securities             $ 1,621,048,171   $    612,130    $--      $1,621,660,301
                                                     ===============   ============    ===      ==============
FOREIGN EQUITY SERIES
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      Taiwan                                         $   143,377,091   $ 26,209,352    $--      $  169,586,443
      Other Equity Investments(b)                      5,523,619,108             --     --       5,523,619,108
   Short Term Investments                                299,230,346    129,989,905     --         429,220,251
                                                     ===============   ============    ===      ==============
         Total Investments in Securities             $ 5,966,226,545   $156,199,257    $--      $6,122,425,802
                                                     ===============   ============    ===      ==============
FOREIGN SMALLER COMPANIES SERIES
ASSETS:
   Investments in Securities
   Equity Investments:(a)
      Sweden                                         $     1,585,632   $         --    $--(c)   $    1,585,632
      Other Equity Investments(b)                        107,223,938             --     --         107,223,938
   Short Term Investments                                         --     11,749,624     --          11,749,624
                                                     ===============   ============    ===      ==============
         Total Investments in Securities             $   108,809,570   $ 11,749,624    $--(c)   $  120,559,194
                                                     ===============   ============    ===      ==============
GLOBAL EQUITY SERIES
ASSETS:
   Investments in Securities:
   Equity Investments:
      South Korea                                    $     1,576,085   $    274,840    $--      $    1,850,925
      Other Equity Investments(b)                        153,082,180             --     --         153,082,180
                                                     ===============   ============    ===      ==============
         Total Investments in Securities             $   154,658,265   $    274,840    $--      $  154,933,105
                                                     ===============   ============    ===      ==============

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statements of Investments.

(c)  Includes securities determined to have no value at September 30, 2009.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS


By /s/LAURA F. FERGERSON
 -----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 -----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009


By /s/MARK H. OTANI
 ------------------------------
   Mark H. Otani
   Chief Financial Officer and
    Chief Accounting Officer
     Date  November 25, 2009